Intangible Assets (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Intangible Assets (Textual)
Amortization expense	$ 54,039	$ 54,712	$ 222,563	$ 223,216